Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021	[1]
Profit or loss [abstract]
Research and development expenses	$ (51,913)		$ (96,630)		$ (80,496)
Administrative expenses	(14,515)		(20,806)		(19,014)
Net impairment losses	0		(4,698)		0
Other income	1,580		929		2,950
Other (losses)/gains—net	2,774		1,889		(1,547)
Operating loss	(62,074)		(119,316)		(98,107)
Finance income	2,714		1,544		97
Finance cost	(23)		(21)		(7)
Finance income—net	2,691		1,523		90
Fair value loss of financial instruments with preferred rights	0		0		(103,983)
Loss before income tax	(59,383)		(117,793)		(202,000)
Income tax expense	(120)		(298)		(266)
Net loss	(59,503)	[2]	(118,091)	[3],[4]	(202,266)	[3],[4]
Net loss attributable to:
Owners of the Company	$ (59,503)		$ (118,091)		$ (202,266)
Loss per share
Basic (in dollars per share)	$ (1.08)		$ (2.15)		$ (3.88)
Diluted (in dollars per share)	$ (1.08)		$ (2.15)		$ (3.88)

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of loss for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[2]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of changes in shareholders' (deficit)/equity for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[3]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of comprehensive loss for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[4]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of changes in shareholders' (deficit)/equity for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.